SHARE BASED PAYMENTS - Equity settled, DRD Gold (Details)	12 Months Ended
Dec. 31, 2020 item R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
D R D Gold Equity Settled Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of award in performance shares	80.00%
Percent of award in retention shares	20.00%
Exercise price per share | R / shares	R 0
Number of vesting tranches | item	2
Percent vesting in each tranche	50.00%
Percentage vesting upon satisfaction of criteria	100.00%